Share-based payments - Movement in PSUs (Details)		9 Months Ended
	Apr. 30, 2018 USD ($) shares	Sep. 30, 2018 shares	Sep. 30, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1, (in shares)		1,610,894	1,145,238
Granted during the period (in shares)		450,726	473,646
Forfeited during the period (in shares)		(19,759)	(5,756)
Vested during the period (in shares)		(447,122)	0
Outstanding at September 30, (in shares)		1,594,739	1,613,128
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1, (in shares)		452,816	454,959
Granted during the period (in shares)		0	0
Forfeited during the period (in shares)		(5,694)	(1,515)
Vested during the period (in shares)	380,436	(447,122)	0
Outstanding at September 30, (in shares)		0	453,444
Number of shares issued through share-based payment transactions, new shares (in shares)	400,453
Number of shares issued through share-based payment transactions, treasury shares (in shares)	1,284
Weighted average fair value at measurement date, other equity instruments settled (in dollars per share) | $	$ 26.80
2016 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1, (in shares)		686,038	690,279
Granted during the period (in shares)		113	0
Forfeited during the period (in shares)		(8,544)	(4,241)
Vested during the period (in shares)		0	0
Outstanding at September 30, (in shares)		677,607	686,038
2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1, (in shares)		472,040	0
Granted during the period (in shares)		830	473,646
Forfeited during the period (in shares)		(5,521)	0
Vested during the period (in shares)		0	0
Outstanding at September 30, (in shares)		467,349	473,646
2018 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1, (in shares)		0	0
Granted during the period (in shares)		449,783	0
Forfeited during the period (in shares)		0	0
Vested during the period (in shares)		0	0
Outstanding at September 30, (in shares)		449,783	0